Offerings	Nov. 22, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 6,398,014.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 883.57
Offering Note	All securities being registered will be issued by BlockchAIn Digital Infrastructure, Inc., a Delaware corporation (“BlockchAIn”), in connection with the proposed business combination (the “Business Combination”) to be effected pursuant to the Business Combination Agreement, dated as of May 27, 2025, among Signing Day Sports, Inc., a Delaware corporation (“Signing Day Sports”), BlockchAIn, BCDI Merger Sub I Inc., a Delaware corporation and a wholly-owned subsidiary of BlockchAIn, BCDI Merger Sub II LLC, a Delaware limited liability company and a wholly-owned subsidiary of BlockchAIn, and One Blockchain LLC (formerly known as BV Power Alpha LLC), a Delaware limited liability company (“One Blockchain”), as amended by that certain Amendment No. 1 to the Business Combination Agreement, dated as of November 10, 2025, between Signing Day Sports and One Blockchain (as amended and as may be amended from time to time, the “Business Combination Agreement”), as described in the registration statement on Form S-4 to which this filing fee table is attached (as amended from time to time, the “Registration Statement”). Capitalized terms used but not defined in this filing fee table have the respective meanings given to them in the Registration Statement.

Consists of common stock, $0.0001 par value per share, of BlockchAIn (“BlockchAIn common shares”) to be issued to the Signing Day Sports Stockholders in exchange for their shares of Signing Day Sports common stock pursuant to the Business Combination Agreement.

Registration fee calculated pursuant to Rule 457(c), Rule 457(f)(1), and Rule 457(o) promulgated under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 457(f)(1) promulgated under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price is the market value of the shares of Signing Day Sports common stock to be canceled in the exchange for BlockchAIn common shares in the Business Combination calculated in accordance with Rule 457(c) promulgated under the Securities Act. This market value is calculated as the product of the number of shares of Signing Day Sports common stock being exchanged in the Business Combination multiplied by the market price per share of Signing Day Sports common stock. As of November 25, 2025, the maximum aggregate offering price was equal to $6,398,014.08, which is the product of (a) $1.185 (the average of the high ($1.20) and low ($1.17) trading prices of Signing Day Sports common stock on the NYSE American LLC on November 25, 2025, a date within five business days prior to the initial filing of the Registration Statement), multiplied by (b) 5,399,168 shares of Signing Day Sports common stock expected to be outstanding at the closing of the Business Combination.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 8,705,546.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,202.24
Offering Note	All securities being registered will be issued by BlockchAIn in connection with the proposed Business Combination to be effected pursuant to the Business Combination Agreement, as described in the Registration Statement.

Consists of BlockchAIn common shares to be issued to the One Blockchain Securityholders in exchange for their One Blockchain membership interests and to Maxim as compensation under the Advisory Agreement, in each case pursuant to the Business Combination Agreement, including any Earnout Shares that may be issued after the Closing.

Registration fee calculated pursuant to Rule 457(c), Rule 457(f)(1), and Rule 457(o) promulgated under the Securities Act.

Pursuant to Rule 457(f)(2) promulgated under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price is the aggregate book value of the One Blockchain membership interests that will be exchanged for BlockchAIn common shares in the Business Combination. This aggregate book value is computed to be $8,705,546 based on the unaudited financial statements of One Blockchain as of September 30, 2025, the latest practicable date prior to the initial filing of the Registration Statement.